Earnings (Loss) Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	1,945,409	1,206,485	1,336,069
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	5,934,810	5,934,810	5,934,810